Intangible assets	6 Months Ended
Jun. 30, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible assets

6.Intangible assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2021	$162,064	$6,783	$3,306	$172,153
Additions	—	93	(1)	92
Disposals	—	(12)	—	(12)
Sold - discontinued operations (note 3)	(1,268)	—	(345)	(1,613)
Effect of foreign exchange differences	1	(19)	(19)	(37)
Reclassified to assets held for sale (note 3)	(13,739)	(1,393)	(2,122)	(17,254)
Balance at June 30, 2021	$147,058	$5,452	$819	$153,329

Accumulated amortization
Balance at January 1, 2021	$150,528	$4,429	$1,704	$156,661
Amortization expense	109	534	279	922
Disposals	—	(3)	(1)	(4)
Sold - discontinued operations (note 3)	(433)	—	(88)	(521)
Impairments	—	341	—	341
Effect of foreign exchange differences	18	(22)	(7)	(11)
Reclassified to assets held for sale (note 3)	(6,861)	(507)	(1,229)	(8,597)
Balance at June 30, 2021	$143,361	$4,772	$658	$148,791

Carrying amounts
At June 30, 2021	$3,697	$680	$161	$4,538
At December 31, 2020	11,536	2,354	1,602	15,492

During the quarter ended June 30, 2021, the Company decided it would not be moving fezagepras into a Phase 2 clinical study in Idiopathic Pulmonary Fibrosis or IPF, and a Phase 1a/2b study in hypertriglyceridemia following its analysis of the interim pharmacokinetic (PK) results from the ongoing fezagepras multiple ascending dose (MAD) study which was still ongoing during the quarter ended June 30, 2021. As a result of these decisions which were considered impairment indicators, the Company proceeded to record an impairment on the carrying value of the related patents of $341 reducing their value to their estimate recoverable value of $nil. Other fezagepras patents were unaffected by the above decisions.